Statement of Cash Flows - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Cash Flow Statement [line items]
Interest paid	kr (794)	kr (1,269)	kr (926)
Interest received	1	110	550
Taxes paid, including withholding tax	(4,724)	(9,105)	(7,705)
Cash and cash equivalents include cash	18,403	25,577
Temporary investments	17,481	11,389
Cash and cash equivalents	3,100	4,200
Financing cash flow	5,478	kr (11,742)	kr (10,710)
Derivatives designated as hedges [member]
Disclosure of Cash Flow Statement [line items]
Financing cash flow	kr 201